Investments - Available-for-Sale Securities by Type (Details) - USD ($) $ in Millions		1 Months Ended
		Mar. 31, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Investments
Accrued interest excluded from amortized cost basis, location			Accrued investment income		Accrued investment income
Purchase of investments | Ameriprise Financial
Investments
Purchases from related party		$ 368
RiverSource Life
Investments
Amortized Cost	[1]		$ 17,331		$ 14,718
Gross Unrealized Gains			253		1,600
Gross Unrealized Losses			(1,427)		(78)
Allowance for Credit Losses			(22)	[1]	(1)	[1]	$ (10)	$ 0
Fair Value	[1]		16,135		16,239
Accrued interest excluded from amortized cost basis			139		118
RiverSource Life | Assets pledged to meet contractual obligations
Investments
Fair Value			2,600		2,400
RiverSource Life | Assets pledged to meet contractual obligations, which may be sold, pledged or rehypothecated by the counterparty
Investments
Fair Value			302		314
RiverSource Life | Corporate debt securities
Investments
Amortized Cost			9,349		8,447
Gross Unrealized Gains			180		1,238
Gross Unrealized Losses			(803)		(47)
Allowance for Credit Losses			(20)		0		(10)	0
Fair Value			8,706		9,638
RiverSource Life | Residential mortgage backed securities
Investments
Amortized Cost			3,254		2,226
Gross Unrealized Gains			8		36
Gross Unrealized Losses			(303)		(12)
Allowance for Credit Losses			0		0
Fair Value			2,959		2,250
RiverSource Life | Commercial mortgage backed securities
Investments
Amortized Cost			2,904		2,615
Gross Unrealized Gains			2		56
Gross Unrealized Losses			(255)		(15)
Allowance for Credit Losses			0		0
Fair Value			2,651		2,656
RiverSource Life | State and municipal obligations
Investments
Amortized Cost			761		832
Gross Unrealized Gains			53		244
Gross Unrealized Losses			(26)		(1)
Allowance for Credit Losses			(2)		(1)		$ 0	$ 0
Fair Value			786		1,074
RiverSource Life | Asset backed securities
Investments
Amortized Cost			1,025		517
Gross Unrealized Gains			10		22
Gross Unrealized Losses			(38)		(2)
Allowance for Credit Losses			0		0
Fair Value			997		537
RiverSource Life | Foreign government bonds and obligations
Investments
Amortized Cost			37		80
Gross Unrealized Gains			0		4
Gross Unrealized Losses			(2)		(1)
Allowance for Credit Losses			0		0
Fair Value			35		83
RiverSource Life | U.S. government and agency obligations
Investments
Amortized Cost			1		1
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Allowance for Credit Losses			0		0
Fair Value			$ 1		$ 1

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.